Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	As of December 31,
	2021	2022
Software	$1,092,197	$1,009,425
Less: accumulated amortization	(293,738)	(372,311)
Intangible asset, net	$798,459	$637,114

Schedule of estimated amortization expense of intangible assets
2023	$100,942
2024	100,942
2025	100,942
2026	100,942
2027	100,942
Thereafter	132,404
Total	$637,114